Prepaid expenses (Tables)	12 Months Ended
Dec. 31, 2022
Prepaid Expenses
Schedule of prepaid expenses

	2022	2021

Prepaid expenses	359,109	358,287
Advertisements not released (i)	2,361	86,154
Rentals and insurance	64,544	67,034
Incremental costs for obtaining contracts with customers (ii)	178,543	153,988
IT Services (iii)	21,500	28,626
Prepaid contractual expenses (iv)	77,810	-
Other	14,351	22,485

Current portion	(278,851)	(275,148)
Non-current portion	80,258	83,139

(i)	Represent prepaid payments of advertising expenses for products and services of the TIM brand that are recognized in the result according to the period of serving the advertisement.

(ii)	It is substantially represented by incremental costs related to sales commissions paid to partners for obtaining customer contracts arising from the adoption of IFRS 15, which are deferred to the result in accordance with the term of the contract and/or economic benefit, usually from 1 to 2 years.

(iii)	They represent prepayments of IT services expenses for network and migration of information to the “cloud”.

(iv)	It refers to the payment in April 2022 of TSA (Transition Service Agreement), in the amount of R$ 250,722 as remuneration, for up to 12 months of service provision in Cozani’s transition phase. As of December 31, 2022, the balance of the remaining amount related to the TSA was R$ 77,810.